Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Loan Servicing [Abstract]
Principal Balances of Mortgage Loans
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans for the dates indicated are as follows:

	At December 31,
	2013	2012
	(Dollars in thousands)
Mortgage loan portfolios serviced for:
FHLMC	$64,718	$67,429
FHLB	1,387	1,058
Total	$66,105	$68,487

Activity in Capitalized Mortgage Servicing Rights
Activity for capitalized mortgage servicing rights was as follows:

	Year Ended December 31,
	2013	2012
	(Dollars in thousands)
Servicing rights:
Beginning of year	$344	$348
Additions	92	174
Amortized to expense	(120)	(139)
Change in valuation allowance	52	(39)
End of year	$368	$344

Valuation allowance:
Beginning of year	$158	$119
Additions expensed	—	44
Reductions credited to expense	(52)	(5)
Direct write-downs	—	—
End of year	$106	$158